Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
5. Goodwill and Intangible Assets
The Company's goodwill and intangible assets relate to Teekay Tankers' 2015 acquisition of a ship-to-ship transfer business (previously referred to as SPT and now known as Teekay Marine Solutions or TMS) from a company jointly owned by Teekay Corporation and a Norway-based marine transportation company, I.M. Skaugen SE.

Goodwill
The carrying amount of goodwill was $2.4 million as at December 31, 2023 and 2022. In 2023, 2022 and 2021, the Company conducted its annual goodwill impairment review and concluded that no impairment had occurred.

Intangible Assets
The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2023 $	December 31, 2022 $
Customer relationships At cost of $5.7 million, less accumulated amortization of $5.0 million (2022 - cost of $5.7 million, less accumulated amortization of $4.6 million) (1)	658	1,051
	658	1,051
1.The customer relationships are being amortized over a weighted average amortization period of 10 years. Amortization expense of intangible assets for the year ended December 31, 2023 was $0.4 million (2022 – $0.4 million, 2021 – $0.5 million). Amortization of intangible assets for the remaining two years following 2023 is expected to be $0.4 million (2024) and $0.3 million (2025)